PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya Limited Maturity Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: 35.5%
Basic Materials: 1.1%
288,000  Albemarle Corp.,
4.650%,
06/01/2027 $ 285,701
0 .1
173,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 175,212
0 .1
289,000  Eastman Chemical Co.,
5.000%,
08/01/2029 290,637
0 .1
300,000  EIDP, Inc., 4.500%,
05/15/2026 300,372
0 .1
500,000
(1)
Georgia-Pacific LLC,
1.750%,
09/30/2025 493,017
0 .2
280,000  Nucor Corp., 2.000%,
06/01/2025 278,678
0 .1
326,000  Nucor Corp., 4.650%,
06/01/2030 325,110
0 .1
54,000  Nutrien Ltd., 4.900%,
03/27/2028 54,504
0.0
327,000  Nutrien Ltd., 5.200%,
06/21/2027 330,898
0 .2
107,000  Rio Tinto Finance
USA PLC, 4.500%,
03/14/2028 107,651
0 .1
74,000  Rio Tinto Finance
USA PLC, 4.875%,
03/14/2030 74,777
0.0
2,716,557
1 .1
Communications: 1.6%
370,000  AT&T, Inc., 1.700%,
03/25/2026 359,936
0 .1
151,000  Cisco Systems, Inc.,
4.550%,
02/24/2028 152,302
0 .1
215,000  Cisco Systems, Inc.,
4.750%,
02/24/2030 218,499
0 .1
308,000  Comcast Corp.,
4.550%,
01/15/2029 309,323
0 .1
425,000  Meta Platforms, Inc.,
4.300%,
08/15/2029 425,017
0 .2
216,000
(1)
NBN Co. Ltd., 5.750%,
10/06/2028 224,523
0 .1
420,000  Rogers
Communications, Inc.,
5.000%,
02/15/2029 420,508
0 .2
835,000  Sprint Capital Corp.,
6.875%,
11/15/2028 891,706
0 .3
361,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 337,244
0 .1
194,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 190,200
0 .1
181,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 183,122
0 .1
235,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 231,019
0 .1
3,943,399
1 .6
Consumer, Cyclical: 3.4%
240,000  American Honda
Finance Corp., GMTN,
4.450%,
10/22/2027 239,962
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
140,000  American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 $ 133,965
0.0
428,000
(1)
BMW US Capital LLC,
1.250%,
08/12/2026 409,861
0 .2
195,000  BorgWarner, Inc.,
4.950%,
08/15/2029 195,364
0 .1
210,000
(1)
Denso Corp., 4.420%,
09/11/2029 208,827
0 .1
225,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 217,421
0 .1
200,000  Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 198,141
0 .1
305,000  General Motors
Financial Co., Inc.,
3.800%,
04/07/2025 304,926
0 .1
140,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 138,767
0.0
226,000  General Motors
Financial Co., Inc.,
5.050%,
04/04/2028 226,307
0 .1
408,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 408,860
0 .2
268,000  General Motors
Financial Co., Inc.,
5.400%,
04/06/2026 269,197
0 .1
637,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 642,282
0 .2
340,000  Home Depot, Inc.,
4.875%,
06/25/2027 344,847
0 .1
389,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 375,374
0 .1
164,000
(2)
Hyatt Hotels Corp.,
5.050%,
03/30/2028 164,780
0 .1
462,000
(1)(2)
Hyundai Capital
America, 1.300%,
01/08/2026 450,059
0 .2
160,000
(1)
Hyundai Capital
America, 5.650%,
06/26/2026 161,782
0 .1
159,000
(1)
Hyundai Capital
America, 5.950%,
09/21/2026 161,821
0 .1
507,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 525,683
0 .2
299,000
(1)
Hyundai Capital
America, 6.250%,
11/03/2025 301,400
0 .1
187,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 183,145
0 .1
135,000  PACCAR Financial
Corp., 4.000%,
09/26/2029 132,903
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
423,000  Ross Stores, Inc.,
4.600%,
04/15/2025 $ 422,938
0 .2
505,000  Toll Brothers Finance
Corp., 4.350%,
02/15/2028 498,133
0 .2
242,000  Toyota Motor Credit
Corp., 5.400%,
11/20/2026 246,347
0 .1
125,000  Toyota Motor Credit
Corp., MTN, 4.350%,
10/08/2027 125,072
0.0
424,000  Toyota Motor Credit
Corp. B, 5.000%,
03/19/2027 429,687
0 .2
42,195  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 43,010
0.0
421,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 410,759
0 .2
8,571,620
3 .4
Consumer, Non-cyclical: 5.1%
170,000  AbbVie, Inc., 3.200%,
11/21/2029 160,645
0 .1
192,000  AbbVie, Inc., 4.800%,
03/15/2029 194,472
0 .1
403,000  Amgen, Inc., 5.150%,
03/02/2028 410,315
0 .2
444,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 445,784
0 .2
386,000  Boston Scientific Corp.,
1.900%,
06/01/2025 384,093
0 .2
587,000  Bunge Ltd. Finance
Corp., 1.630%,
08/17/2025 580,181
0 .2
201,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 201,903
0 .1
165,000  Cardinal Health, Inc.,
5.000%,
11/15/2029 166,408
0 .1
160,000  Cardinal Health, Inc.,
5.125%,
02/15/2029 162,624
0 .1
195,000
(1)
Cargill, Inc., 3.625%,
04/22/2027 192,104
0 .1
114,000  Cigna Group, 1.250%,
03/15/2026 110,514
0.0
315,000  Cigna Group, 5.000%,
05/15/2029 319,305
0 .1
233,000
(1)
CSL Finance PLC,
3.850%,
04/27/2027 229,993
0 .1
595,000  CVS Health Corp.,
5.400%,
06/01/2029 606,345
0 .2
587,000
(1)
Element Fleet
Management Corp.,
3.850%,
06/15/2025 585,670
0 .2
242,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 246,069
0 .1
320,000  Eli Lilly & Co., 4.550%,
02/12/2028 323,225
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
112,000  Eli Lilly & Co., 4.750%,
02/12/2030 $ 113,746
0.0
296,000
(1)
ERAC USA Finance
LLC, 5.000%,
02/15/2029 299,390
0 .1
316,000  GE HealthCare
Technologies, Inc.,
5.600%,
11/15/2025 317,492
0 .1
192,000  Gilead Sciences, Inc.,
4.800%,
11/15/2029 193,973
0 .1
149,000  GlaxoSmithKline
Capital, Inc., 4.500%,
04/15/2030 149,037
0 .1
258,000  Global Payments, Inc.,
1.200%,
03/01/2026 249,917
0 .1
316,000  HCA, Inc., 5.625%,
09/01/2028 323,285
0 .1
215,000  Hershey Co., 4.750%,
02/24/2030 217,610
0 .1
420,000  Humana, Inc., 5.750%,
03/01/2028 431,829
0 .2
327,000  Johnson & Johnson,
4.550%,
03/01/2028 330,671
0 .1
71,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 71,959
0.0
170,000  Laboratory Corp. of
America Holdings,
4.350%,
04/01/2030 166,666
0 .1
426,000
(1)
Mars, Inc., 4.600%,
03/01/2028 427,793
0 .2
121,000
(1)
Mars, Inc., 4.800%,
03/01/2030 121,722
0.0
108,000  McKesson Corp.,
4.250%,
09/15/2029 107,000
0.0
113,000  Mondelez International,
Inc., 4.750%,
02/20/2029 114,349
0.0
215,000  Novartis Capital Corp.,
3.800%,
09/18/2029 210,591
0 .1
162,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 163,740
0 .1
195,000  Quanta Services, Inc.,
4.750%,
08/09/2027 195,403
0 .1
215,000  Quest Diagnostics, Inc.,
4.600%,
12/15/2027 216,144
0 .1
192,000  RELX Capital, Inc.,
4.750%,
03/27/2030 193,188
0 .1
448,000
(1)
Roche Holdings, Inc.,
5.338%,
11/13/2028 462,539
0 .2
352,000  S&P Global, Inc.,
2.700%,
03/01/2029 330,072
0 .1
248,000  Smith & Nephew PLC,
5.150%,
03/20/2027 250,305
0 .1
246,000  Solventum Corp.,
5.450%,
02/25/2027 249,617
0 .1
158,000  Stryker Corp., 3.650%,
03/07/2028 154,447
0 .1
376,000  Stryker Corp., 4.700%,
02/10/2028 378,523
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
95,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 $ 97,188
0.0
314,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 303,938
0 .1
180,000  UnitedHealth Group,
Inc., 4.800%,
01/15/2030 182,074
0 .1
207,000  Zimmer Biomet
Holdings, Inc., 4.700%,
02/19/2027 207,701
0 .1
316,000  Zoetis, Inc., 5.400%,
11/14/2025 317,261
0 .1
12,868,820
5 .1
Energy: 1.4%
580,000  Canadian Natural
Resources Ltd.,
2.050%,
07/15/2025 575,601
0 .2
218,000  Chevron USA, Inc.,
4.687%,
04/15/2030 219,923
0 .1
295,000  Diamondback
Energy, Inc., 5.150%,
01/30/2030 299,607
0 .1
295,000  Diamondback
Energy, Inc., 5.200%,
04/18/2027 298,693
0 .1
469,000  Equinor ASA, 2.875%,
04/06/2025 468,826
0 .2
395,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 378,050
0 .2
118,000
(2)
Occidental Petroleum
Corp., 6.625%,
09/01/2030 124,038
0 .1
306,000  Ovintiv Exploration, Inc.,
5.375%,
01/01/2026 306,446
0 .1
326,000  Phillips 66, 3.850%,
04/09/2025 325,931
0 .1
495,000  Pioneer Natural
Resources Co., 1.125%,
01/15/2026 482,347
0 .2
3,479,462
1 .4
Financial: 13.4%
200,000  Aflac, Inc., 1.125%,
03/15/2026 193,743
0 .1
217,000
(3)
American Express Co.,
4.990%,
05/01/2026 217,027
0 .1
136,000
(3)
American Express Co.,
5.098%,
02/16/2028 137,663
0 .1
507,000
(3)
American Express Co.,
5.282%,
07/27/2029 517,421
0 .2
325,000
(3)
American Express Co.,
5.389%,
07/28/2027 328,523
0 .1
305,000
(3)
American Express Co.,
5.645%,
04/23/2027 308,519
0 .1
326,000  American Tower Corp.,
3.650%,
03/15/2027 320,600
0 .1
80,000  American Tower Corp.,
5.250%,
07/15/2028 81,450
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
234,000  Ameriprise Financial,
Inc., 3.000%,
04/02/2025 $ 233,983
0 .1
59,000  Aon North America, Inc.,
5.125%,
03/01/2027 59,652
0.0
96,000  Aon North America, Inc.,
5.150%,
03/01/2029 97,726
0.0
238,000  Arthur J Gallagher
& Co., 4.850%,
12/15/2029 239,756
0 .1
420,000
(1)
Athene Global Funding,
5.684%,
02/23/2026 424,320
0 .2
347,000
(1)
Aviation Capital
Group LLC, 6.375%,
07/15/2030 364,264
0 .1
352,000
(1)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 329,759
0 .1
542,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 522,539
0 .2
257,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 249,122
0 .1
31,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 30,479
0.0
94,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 93,624
0.0
232,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 235,754
0 .1
182,000
(3)
Bank of America
Corp., MTN, 1.197%,
10/24/2026 178,569
0 .1
394,000
(3)
Bank of America
Corp., MTN, 1.319%,
06/19/2026 391,197
0 .2
50,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 48,250
0.0
77,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 72,243
0.0
642,000  Bank of Montreal,
5.300%,
06/05/2026 647,963
0 .3
179,000
(3)
Bank of New York
Mellon Corp., 4.414%,
07/24/2026 178,865
0 .1
425,000
(3)
Bank of New York
Mellon Corp., 4.890%,
07/21/2028 429,077
0 .2
279,000
(3)
Bank of New York
Mellon Corp., 4.947%,
04/26/2027 280,488
0 .1
257,000  Bank of Nova Scotia,
MTN, 3.450%,
04/11/2025 256,907
0 .1
248,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 226,013
0 .1
104,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 94,632
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
143,000
(3)
Canadian Imperial Bank
of Commerce, 4.857%,
03/30/2029 $ 143,550
0 .1
261,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 249,744
0 .1
335,000
(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 340,681
0 .1
335,000
(3)
Capital One Financial
Corp., 5.700%,
02/01/2030 342,285
0 .1
332,000  Charles Schwab Corp.,
5.875%,
08/24/2026 338,242
0 .1
124,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 130,844
0 .1
328,000
(3)
Citigroup, Inc., 4.786%,
03/04/2029 328,766
0 .1
177,000  CME Group, Inc.,
4.400%,
03/15/2030 176,766
0 .1
435,000  Cooperatieve
Rabobank UA, 4.800%,
01/09/2029 440,913
0 .2
374,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 367,539
0 .2
525,000
(1)
Corebridge Global
Funding, 0.900%,
09/22/2025 515,969
0 .2
507,000  Crown Castle, Inc.,
5.600%,
06/01/2029 518,300
0 .2
475,000  Equinix, Inc., 1.250%,
07/15/2025 470,229
0 .2
126,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 126,822
0 .1
64,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 64,615
0.0
278,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 268,425
0 .1
196,000
(3)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 197,667
0 .1
617,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 636,658
0 .3
80,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 84,523
0.0
257,000  Hanover Insurance
Group, Inc., 4.500%,
04/15/2026 256,367
0 .1
334,000
(3)
HSBC Holdings PLC,
4.899%,
03/03/2029 334,845
0 .1
388,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 371,211
0 .2
518,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 502,395
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
378,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 $ 350,049
0 .1
830,000
(3)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 828,655
0 .3
444,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 431,434
0 .2
538,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 523,022
0 .2
27,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 26,870
0.0
395,000
(3)
JPMorgan Chase & Co.,
4.505%,
10/22/2028 394,677
0 .2
95,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 94,396
0.0
115,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 116,063
0 .1
443,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 448,017
0 .2
246,000
(3)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 248,186
0 .1
913,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 931,348
0 .4
155,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 159,905
0 .1
239,000
(3)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 244,687
0 .1
252,000  KeyBank NA/
Cleveland OH, 4.390%,
12/14/2027 250,292
0 .1
416,000
(3)
Lloyds Banking
Group PLC, 5.985%,
08/07/2027 422,935
0 .2
214,000
(1)
LPL Holdings, Inc.,
4.625%,
11/15/2027 212,332
0 .1
333,000  Main Street Capital
Corp., 6.950%,
03/01/2029 342,683
0 .1
395,000  Marsh & McLennan
Cos., Inc., 4.550%,
11/08/2027 396,962
0 .2
327,000  Mastercard, Inc.,
4.550%,
03/15/2028 329,477
0 .1
256,000
(3)
Mizuho Financial
Group, Inc., 5.376%,
05/26/2030 261,433
0 .1
245,000
(3)
Morgan Stanley,
0.985%,
12/10/2026 238,979
0 .1
444,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 430,053
0 .2
371,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 357,896
0 .1
110,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 110,941
0.0
67,000
(3)
Morgan Stanley,
5.123%,
02/01/2029 67,931
0.0
233,000
(2)(3)
Morgan Stanley,
5.230%,
01/15/2031 236,840
0 .1
266,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 276,674
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
361,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 $ 347,093
0 .1
244,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 239,840
0 .1
222,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 225,050
0 .1
240,000
(1)(2)
NatWest Markets PLC,
5.410%,
05/17/2029 245,789
0 .1
207,000
(1)
Pacific Life Global
Funding II, 1.200%,
06/24/2025 205,447
0 .1
296,000
(1)
Principal Life Global
Funding II, 5.100%,
01/25/2029 300,822
0 .1
214,000  Prologis L.P., 4.875%,
06/15/2028 216,428
0 .1
90,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 91,870
0.0
284,000  Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 273,142
0 .1
240,000
(3)
Royal Bank of Canada,
GMTN, 4.522%,
10/18/2028 239,435
0 .1
162,000
(3)
Royal Bank of Canada,
GMTN, 4.715%,
03/27/2028 162,485
0 .1
202,000  Royal Bank of Canada,
GMTN, 4.950%,
02/01/2029 204,695
0 .1
95,000
(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 95,708
0.0
434,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 438,399
0 .2
439,000
(3)
Santander UK Group
Holdings PLC, 6.833%,
11/21/2026 444,547
0 .2
209,000
(3)
State Street Corp.,
3.031%,
11/01/2034 190,331
0 .1
340,000
(3)
State Street Corp.,
4.530%,
02/20/2029 340,246
0 .1
372,000  State Street Corp.,
4.536%,
02/28/2028 373,834
0 .2
81,000  State Street Corp.,
4.729%,
02/28/2030 81,454
0.0
454,000  Toronto-Dominion Bank,
3.766%,
06/06/2025 453,141
0 .2
355,000  Toronto-Dominion
Bank, GMTN, 4.980%,
04/05/2027 358,792
0 .1
621,000  Toronto-Dominion
Bank, MTN, 1.150%,
06/12/2025 616,776
0 .3
515,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 521,876
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
260,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 $ 252,124
0 .1
316,000
(3)
Truist Financial
Corp., MTN, 1.887%,
06/07/2029 289,573
0 .1
256,000
(3)
Truist Financial
Corp., MTN, 4.260%,
07/28/2026 255,543
0 .1
256,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 261,352
0 .1
372,000
(1)(3)
UBS Group AG,
4.488%,
05/12/2026 371,877
0 .2
268,000
(3)
US Bancorp, 5.384%,
01/23/2030 273,481
0 .1
241,000
(3)
US Bancorp, 5.775%,
06/12/2029 248,589
0 .1
365,000
(3)
Wells Fargo & Co.,
MTN, 2.879%,
10/30/2030 336,540
0 .1
353,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 345,980
0 .1
145,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 141,992
0 .1
113,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 112,956
0.0
169,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 173,629
0 .1
33,461,057
13 .4
Industrial: 2.5%
219,000  3M Co., 4.800%,
03/15/2030 219,767
0 .1
110,000  AGCO Corp., 5.450%,
03/21/2027 111,418
0.0
127,000
(1)
Amcor Flexibles North
America, Inc., 4.800%,
03/17/2028 127,731
0.0
127,000
(1)
Amcor Flexibles North
America, Inc., 5.100%,
03/17/2030 128,083
0 .1
444,000  Avnet, Inc., 6.250%,
03/15/2028 459,484
0 .2
197,000  Caterpillar Financial
Services Corp., 4.400%,
03/03/2028 197,568
0 .1
207,000  Caterpillar Financial
Services Corp., 4.800%,
01/08/2030 209,960
0 .1
190,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 192,475
0 .1
250,000  FedEx Corp., 3.250%,
04/01/2026 246,976
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
340,000  GATX Corp., 5.400%,
03/15/2027 $ 344,495
0 .1
221,000  HEICO Corp., 5.250%,
08/01/2028 224,963
0 .1
280,000  Ingersoll Rand, Inc.,
5.197%,
06/15/2027 283,990
0 .1
235,000  JB Hunt Transport
Services, Inc., 4.900%,
03/15/2030 236,542
0 .1
138,000  John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 133,268
0 .1
111,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 110,223
0.0
245,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
01/12/2027 247,594
0 .1
336,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 342,660
0 .1
447,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.050%,
08/01/2028 464,090
0 .2
165,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 166,110
0 .1
308,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 313,492
0 .1
171,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 174,994
0 .1
61,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 62,670
0.0
504,000  Stanley Black &
Decker, Inc., 6.000%,
03/06/2028 525,552
0 .2
455,000  Veralto Corp., 5.500%,
09/18/2026 460,699
0 .2
215,000  Waste Management,
Inc., 4.950%,
07/03/2027 218,376
0 .1
6,203,180
2 .5
Technology: 2.8%
190,000  Accenture Capital, Inc.,
3.900%,
10/04/2027 188,785
0 .1
120,000  Accenture Capital, Inc.,
4.050%,
10/04/2029 118,338
0.0
149,000  Advanced Micro
Devices, Inc., 4.319%,
03/24/2028 149,860
0 .1
233,000  Analog Devices, Inc.,
2.950%,
04/01/2025 233,000
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
103,000  AppLovin Corp.,
5.125%,
12/01/2029 $ 103,433
0.0
88,000
(1)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 82,836
0.0
444,000  Broadcom, Inc.,
3.459%,
09/15/2026 437,902
0 .2
393,000  Broadcom, Inc.,
4.150%,
02/15/2028 389,757
0 .1
399,000  Broadcom, Inc.,
4.800%,
04/15/2028 402,015
0 .2
215,000  Cadence Design
Systems, Inc., 4.200%,
09/10/2027 214,414
0 .1
13,000
(2)
Concentrix Corp.,
6.600%,
08/02/2028 13,572
0.0
121,000  Dell International LLC
/ EMC Corp., 5.000%,
04/01/2030 121,607
0.0
145,000  Fiserv, Inc., 5.150%,
03/15/2027 146,468
0 .1
444,000  Fiserv, Inc., 5.450%,
03/02/2028 454,203
0 .2
395,000  Hewlett Packard
Enterprise Co., 4.550%,
10/15/2029 390,826
0 .1
198,000  HP, Inc., 2.200%,
06/17/2025 196,825
0 .1
445,000  IBM International
Capital Pte Ltd.,
4.600%,
02/05/2029 446,698
0 .2
473,000  Oracle Corp., 1.650%,
03/25/2026 459,830
0 .2
288,000  Oracle Corp., 2.500%,
04/01/2025 288,000
0 .1
470,000  Oracle Corp., 2.650%,
07/15/2026 458,937
0 .2
188,000  Oracle Corp., 4.800%,
08/03/2028 189,573
0 .1
168,000  Synopsys, Inc., 4.650%,
04/01/2028 169,006
0 .1
61,000  Synopsys, Inc., 4.850%,
04/01/2030 61,415
0.0
500,000  Take-Two Interactive
Software, Inc., 3.550%,
04/14/2025 499,776
0 .2
289,000  VMware LLC, 3.900%,
08/21/2027 284,015
0 .1
408,000  VMware, Inc., 1.400%,
08/15/2026 390,825
0 .1
215,000  Workday, Inc., 3.500%,
04/01/2027 210,838
0 .1
7,102,754
2 .8
Utilities: 4.2%
475,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 472,064
0 .2
352,000  AES Corp., 5.450%,
06/01/2028 358,215
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
235,000  Alabama Power Co.,
3.750%,
09/01/2027 $ 232,165
0 .1
305,000  Ameren Corp., 5.700%,
12/01/2026 310,499
0 .1
176,000  Ameren Illinois Co.,
3.800%,
05/15/2028 173,238
0 .1
393,000  American Electric
Power Co., Inc.,
5.200%,
01/15/2029 399,630
0 .2
425,000  Avangrid, Inc., 3.200%,
04/15/2025 424,660
0 .2
218,000  CenterPoint Energy
Houston Electric LLC,
4.800%,
03/15/2030 219,431
0 .1
218,000  Connecticut Light and
Power Co., 4.650%,
01/01/2029 219,221
0 .1
188,000  Consumers Energy Co.,
4.900%,
02/15/2029 190,459
0 .1
323,000  DTE Energy Co.,
5.100%,
03/01/2029 327,378
0 .1
329,000  Entergy Corp., 0.900%,
09/15/2025 323,701
0 .1
277,000  Eversource Energy,
2.900%,
03/01/2027 268,388
0 .1
448,000  Eversource Energy,
4.750%,
05/15/2026 448,295
0 .2
161,000  Exelon Corp., 5.150%,
03/15/2029 163,778
0 .1
423,000  Georgia Power Co.,
5.004%,
02/23/2027 428,431
0 .2
195,000
(1)(2)
Liberty Utilities Co.,
5.577%,
01/31/2029 199,671
0 .1
75,000  National Rural Utilities
Cooperative Finance
Corp., 4.120%,
09/16/2027 74,582
0.0
188,000  National Rural Utilities
Cooperative Finance
Corp., 5.150%,
06/15/2029 191,998
0 .1
94,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 5.600%,
11/13/2026 95,765
0.0
231,000
(1)
New York State Electric
& Gas Corp., 5.650%,
08/15/2028 238,196
0 .1
318,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 303,923
0 .1
287,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 264,864
0 .1
271,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 272,066
0 .1
165,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 166,584
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
355,000  NextEra Energy Capital
Holdings, Inc., 5.050%,
03/15/2030 $ 359,769
0 .1
324,000
(1)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 280,248
0 .1
462,000  NiSource, Inc., 0.950%,
08/15/2025 456,015
0 .2
389,000  ONE Gas, Inc., 5.100%,
04/01/2029 397,299
0 .2
598,206  PG&E Wildfire
Recovery Funding
LLC A-1, 3.594%,
06/01/2032 584,418
0 .2
134,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 138,452
0.0
155,000  Sempra Energy,
5.400%,
08/01/2026 156,262
0 .1
144,000  Southern Co., 5.500%,
03/15/2029 148,552
0 .1
384,000  Southern Co. Gas
Capital Corp., 3.250%,
06/15/2026 378,578
0 .1
272,000
(1)
Trans-Allegheny
Interstate Line Co.,
3.850%,
06/01/2025 271,522
0 .1
315,000
(1)
Vistra Operations
Co. LLC, 5.050%,
12/30/2026 316,225
0 .1
8,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 7,346
0.0
194,000  WEC Energy Group,
Inc., 4.750%,
01/09/2026 194,086
0 .1
43,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 43,050
0.0
61,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 61,892
0.0
10,560,916
4 .2
Total Corporate Bonds/
Notes
(Cost $88,344,955)
88,907,765
35 .5
ASSET-BACKED SECURITIES: 17.4%
Automobile Asset-Backed Securities: 4.5%
325,099  AmeriCredit Automobile
Receivables Trust
2021-3 B, 1.170%,
08/18/2027 322,704
0 .1
300,000  CarMax Auto Owner
Trust 2021-2 B,
1.030%,
12/15/2026 298,595
0 .1
750,000  CarMax Auto Owner
Trust 2022-1 B,
1.950%,
09/15/2027 730,411
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
1,050,000
(1)
Chase Auto Owner
Trust 2023-AA A3,
5.680%,
01/25/2029 $ 1,064,756
0 .4
650,000
(1)
Citizens Auto
Receivables Trust
2024-1 A3, 5.110%,
04/17/2028 654,778
0 .3
500,000  Drive Auto Receivables
Trust 2024-2 A3,
4.500%,
09/15/2028 500,103
0 .2
450,000  GM Financial
Automobile Leasing
Trust 2023-1 A4,
5.160%,
01/20/2027 450,442
0 .2
600,000  GM Financial Consumer
Automobile Receivables
Trust 2022-4 B,
5.500%,
08/16/2028 608,624
0 .2
850,000  Hyundai Auto
Receivables Trust
2021-C B, 1.490%,
12/15/2027 830,584
0 .3
8,061
(1)
JPMorgan Chase Bank
NA - CACLN 2021-3 B,
0.760%,
02/26/2029 8,031
0.0
950,000
(1)
Porsche Financial Auto
Securitization Trust
2023-1A A4, 4.720%,
06/23/2031 954,013
0 .4
650,000
(1)
Porsche Innovative
Lease Owner Trust
2024-1A A4, 4.660%,
02/20/2030 653,093
0 .3
950,000  Santander Drive Auto
Receivables Trust
2024-4 A3, 4.850%,
01/16/2029 952,623
0 .4
550,000
(1)
Tesla Auto Lease Trust
2024-B A3, 4.820%,
10/20/2027 552,458
0 .2
800,000  Toyota Auto
Receivables Owner
Trust 2023-A A4,
4.420%,
08/15/2028 800,913
0 .3
550,000
(1)
Toyota Lease Owner
Trust 2025-A A3,
4.750%,
02/22/2028 553,708
0 .2
398,720
(1)
Westlake Automobile
Receivables Trust
2023-2A A3, 5.800%,
02/16/2027 399,355
0 .2
1,000,000
(1)
Westlake Automobile
Receivables Trust
2023-3A B, 5.920%,
09/15/2028 1,008,454
0 .4
11,343,645
4 .5
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: 11.7%
800,000
(1)(3)
AGL CLO 13 Ltd.
2021-13A A1, 5.715%,
(TSFR3M + 1.422%),
10/20/2034 $ 800,248
0 .3
100,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL3
C, 6.284%, (TSFR1M +
1.964%),
08/15/2034 99,442
0.0
750,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 7.334%, (TSFR1M +
3.014%),
11/15/2036 747,370
0 .3
344,623
(1)(3)
Bain Capital Credit CLO
2018-2A A1R, 5.373%,
(TSFR3M + 1.080%),
07/19/2031 344,512
0 .1
500,000
(1)(3)
BlueMountain CLO
XXXI Ltd. 2021-31A
A2, 5.955%, (TSFR3M
+ 1.662%),
04/19/2034 500,545
0 .2
113,485
(1)(3)
Carbone Clo Ltd.
2017-1A A1, 5.695%,
(TSFR3M + 1.402%),
01/20/2031 113,566
0 .1
350,000
(1)(3)
Carlyle US CLO
Ltd. 2017-3A A1R2,
5.693%, (TSFR3M +
1.400%),
10/21/2037 350,197
0 .1
850,000
(1)(3)
Carlyle US CLO Ltd.
2020-2A A1R, 5.702%,
(TSFR3M + 1.402%),
01/25/2035 850,346
0 .3
1,550,000
(1)(3)
Carlyle US CLO Ltd.
2021-4A A2, 5.955%,
(TSFR3M + 1.662%),
04/20/2034 1,553,878
0 .6
800,000
(1)(3)
CBAM Ltd. 2017-1A
AR2, 5.770%, (TSFR3M
+ 1.390%),
01/20/2038 800,429
0 .3
107,080  CNH Equipment Trust
2021-C A3, 0.810%,
12/15/2026 106,576
0 .1
412,666
(1)(3)
Crestline Denali
CLO XVII Ltd. 2018-
1A ARR, 5.432%,
(TSFR3M + 1.130%),
10/15/2031 412,831
0 .2
300,000
(1)(3)
Eaton Vance Clo Ltd.
2015-1A A2R, 5.805%,
(TSFR3M + 1.512%),
01/20/2030 300,486
0 .1
750,000
(1)(3)
Empower CLO Ltd.
2022-1A A1R, 5.683%,
(TSFR3M + 1.390%),
10/20/2037 749,569
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
437,959
(1)(3)
Goldentree Loan
Management US Clo
4 Ltd. 2019-4A ARR,
5.447%, (TSFR3M +
1.150%),
04/24/2031 $ 438,042
0 .2
1,360,000
(1)(3)
HGI CRE CLO Ltd.
2021-FL1 B, 6.034%,
(TSFR1M + 1.714%),
06/16/2036 1,360,983
0 .6
2,100,000
(1)(3)
HGI CRE CLO Ltd.
2021-FL1 D, 6.784%,
(TSFR1M + 2.464%),
06/16/2036 2,098,161
0 .8
182,647
(1)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 6.049%,
(SOFR30A + 1.700%),
04/20/2037 183,068
0 .1
279,698
(1)
JGWPT XXXIII LLC
2014-3A A, 3.500%,
06/15/2077 252,475
0 .1
950,000  John Deere Owner
Trust 2022-B A4,
3.800%,
05/15/2029 944,045
0 .4
400,000  John Deere Owner
Trust 2022 2022-A A4,
2.490%,
01/16/2029 395,279
0 .2
400,000  John Deere Owner
Trust 2025 2025-A A4,
4.420%,
02/17/2032 400,349
0 .2
1,031,793
(1)
Kubota Credit Owner
Trust 2023-1A A3,
5.020%,
06/15/2027 1,036,182
0 .4
600,000
(1)(3)
LCM 26 Ltd. 26A A2,
5.805%, (TSFR3M +
1.512%),
01/20/2031 599,100
0 .2
500,000
(1)(3)
Madison Park Funding
XXX Ltd. 2018-30A
A1R, 5.668%, (TSFR3M
+ 1.360%),
07/16/2037 500,260
0 .2
1,080,000
(1)(3)
Neuberger Berman
Loan Advisers CLO 26
Ltd. 2017-26A AR2,
5.653%, (TSFR3M +
1.360%),
10/18/2038 1,080,986
0 .4
1,000,000
(1)(3)
Octagon Investment
Partners 48 Ltd. 2020-
3A A1R2, 5.662%,
(TSFR3M + 1.360%),
01/15/2038 999,750
0 .4
400,000
(1)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 5.905%,
(TSFR3M + 1.612%),
07/19/2030 400,195
0 .2
1,600,000
(1)(3)
OHA Loan Funding Ltd.
2015-1A AR3, 5.705%,
(TSFR3M + 1.412%),
01/19/2037 1,601,211
0 .6
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
650,000
(1)
PFS Financing Corp.
2022-D A, 4.270%,
08/15/2027 $ 649,014
0 .3
600,000
(1)
PFS Financing Corp.
2023-C A, 5.520%,
10/15/2028 610,243
0 .3
1,300,000
(1)(3)
Rad CLO 6 Ltd. 2019-
6A A1R, 5.683%,
(TSFR3M + 1.390%),
10/20/2037 1,299,926
0 .5
800,000
(1)
SoFi Consumer Loan
Program Trust 2025-1
B, 5.120%,
02/27/2034 806,784
0 .3
515,812
(1)(3)
Sound Point CLO XVIII
Ltd. 2017-4A A1,
5.675%, (TSFR3M +
1.382%),
01/21/2031 516,109
0 .2
800,000
(1)(3)
Sound Point CLO XXIII
2019-2A AR, 5.734%,
(TSFR3M + 1.432%),
07/15/2034 800,786
0 .3
202,618
(1)(3)
TCI-Symphony CLO
Ltd. 2017-1A AR,
5.494%, (TSFR3M +
1.192%),
07/15/2030 202,649
0 .1
1,850,000
(1)(3)
THL Credit Wind River
CLO Ltd. 2019-1A AR,
5.715%, (TSFR3M +
1.422%),
07/20/2034 1,850,968
0 .7
552,566
(1)(3)
Venture 37 CLO Ltd.
2019-37A A1RR,
5.552%, (TSFR3M +
1.250%),
07/15/2032 552,309
0 .2
300,000
(1)
Volvo Financial
Equipment LLC Series
2024-1A A3, 4.290%,
10/16/2028 299,238
0 .1
300,000
(1)
Volvo Financial
Equipment LLC Series
2024-1A A4, 4.290%,
07/15/2031 297,940
0 .1
400,000
(1)
Volvo Financial
Equipment LLC Series
2025-1A A3, 4.460%,
05/15/2029 400,416
0 .2
500,000
(1)(3)
Wellman Park CLO Ltd.
2021-1A AR, 5.652%,
(TSFR3M + 1.350%),
07/15/2037 500,236
0 .2
400,000
(1)(3)
Wind River CLO Ltd.
2024-1A A, 5.893%,
(TSFR3M + 1.600%),
04/20/2037 400,794
0 .2
29,207,493
11 .7
Student Loan Asset-Backed Securities: 1.2%
195,829
(1)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 188,283
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
220,023
(1)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 $ 203,620
0 .1
112,272
(1)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 102,125
0.0
192,256
(1)
Navient Private
Education Refi Loan
Trust 2021-FA A,
1.110%,
02/18/2070 169,142
0 .1
846,093
(1)
Navient Private
Education Refi Loan
Trust 2022-BA A,
4.160%,
10/15/2070 829,166
0 .3
1,194,080
(1)
Navient Private
Education Refi Loan
Trust 2023-A A,
5.510%,
10/15/2071 1,216,296
0 .5
74,210
(1)
Sofi Professional
Loan Program LLC
2018-A A2B, 2.950%,
02/25/2042 73,773
0.0
256,589
(1)
SoFi Professional
Loan Program Trust
2021-B AFX, 1.140%,
02/15/2047 226,919
0 .1
3,009,324
1 .2
Total Asset-Backed
Securities
(Cost $43,594,837)
43,560,462
17 .4
U.S. TREASURY OBLIGATIONS: 17.0%
United States Treasury Notes: 17.0%
189,400
1.250
%,
11/30/2026 181,299
0 .1
107,900
1.500
%,
01/31/2027 103,323
0.0
128,900
1.500
%,
11/30/2028 118,392
0 .1
625,000
(2)
2.625
%,
01/31/2026 617,567
0 .3
1,295,800
3.375
%,
09/15/2027 1,280,564
0 .5
9,305,000
(2)
3.875
%,
03/31/2027 9,302,092
3 .7
27,781,000
3.875
%,
03/15/2028 27,777,744
11 .1
2,006,000
4.000
%,
03/31/2030 2,010,153
0 .8
199,000
4.125
%,
03/31/2032 199,575
0 .1
69,000
4.375
%,
12/15/2026 69,495
0.0
802,000
(2)
4.625
%,
03/15/2026 806,185
0 .3
33,900
4.625
%,
02/15/2035 35,025
0.0
42,501,414
17 .0
Total U.S. Treasury
Obligations
(Cost $42,457,751)
42,501,414
17 .0
COMMERCIAL MORTGAGE-BACKED SECURITIES: 14.0%
1,000,000
(1)(3)
Acrec 2025 Fl 3 LLC
2025-FL3 A, 5.626%,
(TSFR1M + 1.310%),
08/18/2042 1,000,757
0 .4
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(3)
AREIT Ltd. 2025-
CRE10 A, 5.707%,
(TSFR1M + 1.388%),
12/17/2029 $ 1,000,284
0 .4
1,000,000
(1)(3)
ARES1 2024-IND2 A,
5.762%, (TSFR1M +
1.443%),
10/15/2034 999,009
0 .4
1,000,000
(3)
BANK5 2024-5YR10
B, 6.140%,
10/15/2057 1,016,446
0 .4
834,297
(1)(3)
BFLD Mortgage
Trust 2024-WRHS A,
5.811%, (TSFR1M +
1.492%),
08/15/2026 832,450
0 .3
2,000,000
(1)(3)
BHMS 2018-ATLS D,
6.866%, (TSFR1M +
2.547%),
07/15/2035 1,994,410
0 .8
1,897,655
(1)(3)
BLP Commercial
Mortgage Trust 2024-
IND2 B, 6.011%,
(TSFR1M + 1.692%),
03/15/2041 1,895,854
0 .8
1,250,000
(3)
BMO Mortgage Trust
2024-5C6 B, 6.086%,
09/15/2057 1,283,898
0 .5
865,385
(1)(3)
BX 2024-PALM A,
5.860%, (TSFR1M +
1.541%),
06/15/2037 863,463
0 .3
1,028,758
(1)(3)
BX Commercial
Mortgage Trust 2021-
ACNT B, 5.683%,
(TSFR1M + 1.364%),
11/15/2038 1,025,220
0 .4
1,250,000
(1)(3)
BX Commercial
Mortgage Trust 2024-
AIR2 B, 6.112%,
(TSFR1M + 1.792%),
10/15/2041 1,251,468
0 .5
800,000
(1)(3)
BX Trust 2021-ARIA
C, 6.079%, (TSFR1M +
1.760%),
10/15/2036 797,585
0 .3
205,139
(1)(3)
BX Trust 2022-PSB A,
6.770%, (TSFR1M +
2.451%),
08/15/2039 204,882
0 .1
1,800,000
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS B, 6.412%,
(TSFR1M + 2.092%),
03/15/2035 1,800,612
0 .7
340,000
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS C, 6.711%,
(TSFR1M + 2.391%),
03/15/2035 340,157
0 .1
519,896  Csail Commercial
Mortgage Trust 2015-
C2 A4, 3.504%,
06/15/2057 518,737
0 .2
1,500,000
(1)(3)
CSTL Commercial
Mortgage Trust 2024-
GATE B, 5.052%,
11/10/2041 1,464,582
0 .6

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,500,000
(1)
ELM Trust 2024-
ELM B15, 5.596%,
06/10/2039 $ 1,519,736
0 .6
1,125,996
(1)(3)
Extended Stay America
Trust 2021-ESH C,
6.133%, (TSFR1M +
1.814%),
07/15/2038 1,125,707
0 .5
11,557  Ginnie Mae 2017-51
AB, 2.350%,
04/16/2057 11,465
0.0
1,477  Ginnie Mae 2017-70 A,
2.500%,
10/16/2057 1,472
0.0
39,235  Ginnie Mae 2017-86
AB, 2.300%,
11/16/2051 38,491
0.0
750,000
(3)
GS Mortgage Securities
Trust 2015-GC30 AS,
3.777%,
05/10/2050 734,741
0 .3
500,000
(1)
ICNQ Mortgage Trust
2024-MF A, 5.778%,
12/10/2034 510,038
0 .2
2,225,000
(1)(3)
ILPT Commercial
Mortgage Trust 2022-
LPF2 A, 6.564%,
(TSFR1M + 2.245%),
10/15/2039 2,230,661
0 .9
1,300,000
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH B, 5.774%,
(TSFR1M + 1.454%),
06/15/2038 1,255,590
0 .5
1,000,000
(1)(3)
LBA Trust 2024-BOLT
A, 5.910%, (TSFR1M +
1.591%),
06/15/2039 999,046
0 .4
1,823,228
(1)(3)
MHP 2022-MHIL B,
5.433%, (TSFR1M +
1.114%),
01/15/2039 1,808,518
0 .7
1,810,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C22 AS,
3.561%,
04/15/2048 1,764,920
0 .7
1,400,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2017-C34 B,
4.111%,
11/15/2052 1,285,911
0 .5
500,000
(1)(3)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 5.717%,
(TSFR1M + 1.397%),
03/15/2039 498,491
0 .2
1,000,000
(1)(3)
NXPT Commercial
Mortgage Trust 2024-
STOR A, 4.312%,
11/05/2041 970,133
0 .4
1,200,000
(1)(3)
ONNI Commerical
Mortgage Trust 2024-
APT A, 5.196%,
07/15/2039 1,216,136
0 .5
623,609
(1)
THPT Mortgage Trust
2023-THL A, 6.994%,
12/10/2034 636,222
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
250,000
(1)(3)
WMRK Commercial
Mortgage Trust 2022-
WMRK A, 7.108%,
(TSFR1M + 2.789%),
11/15/2027 $ 250,110
0 .1
Total Commercial
Mortgage-Backed
Securities
(Cost $34,906,971)
35,147,202
14 .0
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.1%
645,641
(3)
Fannie Mae REMIC
Trust 2006-43 FJ,
4.864%, (SOFR30A +
0.524%),
06/25/2036 641,359
0 .3
257,402
(3)
Fannie Mae REMIC
Trust 2007-14 PF,
4.644%, (SOFR30A +
0.304%),
03/25/2037 254,371
0 .1
848,483
(3)
Fannie Mae REMIC
Trust 2007-75 AF,
4.724%, (SOFR30A +
0.384%),
08/25/2037 837,893
0 .3
145,755
(3)
Fannie Mae REMIC
Trust 2010-123 FL,
4.884%, (SOFR30A +
0.544%),
11/25/2040 144,524
0 .1
365,042
(3)
Fannie Mae REMIC
Trust 2010-136 FG,
4.954%, (SOFR30A +
0.614%),
12/25/2030 365,870
0 .1
764,078
(3)
Fannie Mae REMIC
Trust 2011-51 FM,
5.104%, (SOFR30A +
0.764%),
06/25/2041 760,275
0 .3
75,732
(3)
Fannie Mae REMIC
Trust 2011-68 F,
4.724%, (SOFR30A +
0.384%),
07/25/2031 75,687
0.0
55,470
(3)
Fannie Mae REMIC
Trust 2011-96 FN,
4.954%, (SOFR30A +
0.614%),
10/25/2041 55,074
0.0
243,484
(3)
Fannie Mae REMIC
Trust 2013-34 PF,
4.804%, (SOFR30A +
0.464%),
08/25/2042 241,425
0 .1
5,165,146
(3)
Fannie Mae REMIC
Trust 2024-103 FH,
5.590%, (SOFR30A +
1.250%),
01/25/2055 5,151,824
2 .1
4,199,594
(3)
Fannie Mae REMIC
Trust 2024-15 FD,
5.690%, (SOFR30A +
1.350%),
04/25/2054 4,224,739
1 .7
12,969
(1)(3)
Flagstar Mortgage Trust
2017-2 A3, 3.500%,
10/25/2047 11,773
0.0
223,580
(1)(3)
Flagstar Mortgage Trust
2020-2 A2, 3.000%,
08/25/2050 192,557
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,499,375
(3)
Freddie Mac REMIC
Trust 3119 PF,
4.763%, (SOFR30A +
0.414%),
02/15/2036 $ 1,485,065
0 .6
952,816
(3)
Freddie Mac REMIC
Trust 3153 UF,
4.893%, (SOFR30A +
0.544%),
05/15/2036 948,192
0 .4
343,390
(3)
Freddie Mac REMIC
Trust 3626 FA,
5.113%, (SOFR30A +
0.764%),
05/15/2036 343,008
0 .1
204,218
(3)
Freddie Mac REMIC
Trust 4508 CF,
4.863%, (SOFR30A +
0.514%),
09/15/2045 201,955
0 .1
234,476
(3)
Freddie Mac REMIC
Trust 4879 DF,
4.863%, (SOFR30A +
0.514%),
08/15/2034 232,965
0 .1
5,739,592
(3)
Freddie Mac REMIC
Trust 5410 DF,
5.790%, (SOFR30A +
1.450%),
05/25/2054 5,799,203
2 .3
386,916
(3)
Ginnie Mae 2012-H11
FA, 5.123%, (TSFR1M
+ 0.814%),
02/20/2062 387,829
0 .2
63,435
(3)
Ginnie Mae 2014-H05
FB, 5.023%, (TSFR1M
+ 0.714%),
12/20/2063 63,478
0.0
1,080,081
(3)
Ginnie Mae 2015-H30
FE, 5.023%, (TSFR1M
+ 0.714%),
11/20/2065 1,082,773
0 .4
793,096
(3)
Ginnie Mae 2016-H06
FD, 5.343%, (TSFR1M
+ 1.034%),
07/20/2065 794,424
0 .3
690,530
(3)
Ginnie Mae 2016-H16
FE, 6.297%, (TSFR12M
+ 1.095%),
06/20/2066 693,944
0 .3
198,268
(3)
Ginnie Mae 2017-H09
FG, 4.893%, (TSFR1M
+ 0.584%),
03/20/2067 198,056
0 .1
1,111,249
(3)
Ginnie Mae 2020-H09
NF, 5.673%, (TSFR1M
+ 1.364%),
04/20/2070 1,125,064
0 .4
2,412,266
(3)
Ginnie Mae 2020-H13
FC, 4.873%, (TSFR1M
+ 0.564%),
07/20/2070 2,380,830
0 .9
856,880  Ginnie Mae 2023-
86 DA, 5.500%,
08/20/2050 875,121
0 .3
7,267
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 A1, 3.500%,
03/25/2050 6,808
0.0
149,621
(1)(3)
JP Morgan Mortgage
Trust 2019-INV3 A3,
3.500%,
05/25/2050 135,109
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
270,841
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-2 A9,
2.500%,
05/25/2051 $ 220,792
0 .1
1,583,179
(1)(3)
OBX Trust 2023-J1 A3,
4.500%,
01/25/2053 1,517,903
0 .6
501,342
(1)(3)
RATE Mortgage
Trust 2021-HB1 A31,
2.500%,
12/25/2051 407,785
0 .2
608,961  Seasoned Credit Risk
Transfer Trust Series
2018-2 MA, 3.500%,
11/25/2057 587,028
0 .2
137,370
(1)(3)
Sequoia Mortgage Trust
2014-4 B3, 3.900%,
11/25/2044 132,768
0 .1
32,257
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 30,268
0.0
70,603
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 6.208%,
06/25/2034 68,814
0.0
157,935
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 A17, 3.000%,
12/25/2049 136,839
0 .1
Total Collateralized
Mortgage Obligations
(Cost $32,903,364)
32,813,392
13 .1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
Uniform Mortgage-Backed Securities: 0.0%
3,326
6.500
%,
10/01/2032 3,430
0.0
4,142
7.000
%,
10/01/2032 4,325
0.0
7,755
0.0
Total U.S. Government
Agency Obligations
(Cost $7,598)
7,755
0.0
Total Long-Term
Investments
(Cost $242,215,476)
242,937,990
97 .0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 5.6%
Repurchase Agreements: 3.8%
2,655,702
(4)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $2,656,020,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$2,708,816, due
04/10/25-03/01/55)
$ 2,655,702
1 .1
2,655,702
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $2,656,020,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.470%-
6.500%, Market Value
plus accrued interest
$2,708,816, due
06/01/28-02/01/55)
2,655,702
1 .0
2,655,702
(4)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $2,656,019,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$2,708,816, due
04/10/25-12/15/66)
2,655,702
1 .1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
227,495
(4)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,314,052,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.000%, Market
Value plus accrued
interest $1,340,172, due
04/01/45-01/01/59)
$ 227,495
0 .1
1,313,894
(4)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/31/2025, 4.380%,
due 04/01/2025
(Repurchase Amount
$227,522, collateralized
by various U.S.
Government Securities,
4.875%, Market
Value plus accrued
interest $232,045, due
10/31/28)
1,313,894
0 .5
Total Repurchase
Agreements
(Cost $9,508,495)
9,508,495
3 .8
Time Deposits: 0.7%
250,000
(4)
Canadian Imperial Bank
Of Commerce,
4.320
%,
04/01/2025 250,000
0 .1
240,000
(4)
Credit Agricole
Corporate And
Investment Bank,
4.310
%,
04/01/2025 240,000
0 .1
170,000
(4)
Dnb Bank Asa,
4.310
%,
04/01/2025 170,000
0.0
220,000
(4)
Landesbank
Hessen Thueringen
Girozentrale,
4.320
%,
04/01/2025 220,000
0 .1
250,000
(4)
Mizuho Bank Ltd.,
4.330
%,
04/01/2025 250,000
0 .1
260,000
(4)
Royal Bank Of Canada,
4.330
%,
04/01/2025 260,000
0 .1
250,000
(4)
Societe Generale,
4.320
%,
04/01/2025 250,000
0 .1
190,000
(4)
Svenska
Handelsbanken AB,
4.300
%,
04/01/2025 190,000
0 .1
Total Time Deposits
(Cost $1,830,000)
1,830,000
0 .7

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Mutual Funds: 1.1%
2,721,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $2,721,000) $ 2,721,000 1 .1
Total Short-Term
Investments
(Cost $14,059,495)
$ 14,059,495
5 .6
Total Investments in
Securities
(Cost $256,274,971) $ 256,997,485 102 .6
Liabilities in Excess of
Other Assets
(6,409,771) ( 2 .6 )
Net Assets $ 250,587,714 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of March
31, 2025.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2025.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR12M 12-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 88,907,765 $ — $ 88,907,765
Asset-Backed Securities — 43,560,462 — 43,560,462
U.S. Treasury Obligations — 42,501,414 — 42,501,414
Commercial Mortgage-Backed Securities — 35,147,202 — 35,147,202
Collateralized Mortgage Obligations — 32,813,392 — 32,813,392
U.S. Government Agency Obligations — 7,755 — 7,755
Short-Term Investments 2,721,000 11,338,495 — 14,059,495
Total Investments, at fair value $ 2,721,000 $ 254,276,485 $ — $ 256,997,485
Other Financial Instruments+
Futures 508,997 — — 508,997
Total Assets $ 3,229,997 $ 254,276,485 $ — $ 257,506,482
Liabilities Table
Other Financial Instruments+
Futures $ (368,554) $ — $ — $ (368,554)
Total Liabilities $ (368,554) $ — $ — $ (368,554)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 514 06/30/25 $ 106,486,344 $ 508,997
$ 106,486,344 $ 508,997
Short Contracts:
U.S. Treasury 5-Year Note (266) 06/30/25 (28,769,563) (320,760)
U.S. Treasury 10-Year Note (14) 06/18/25 (1,557,062) (21,435)
U.S. Treasury Long Bond (6) 06/18/25 (703,688) (8,216)
U.S. Treasury Ultra 10-Year Note (14) 06/18/25 (1,597,750) (15,998)
U.S. Treasury Ultra Long Bond (2) 06/18/25 (244,500) (2,145)
$ (32,872,563) $ (368,554)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,587,380
Gross Unrealized Depreciation (864,866)
Net Unrealized Appreciation $ 722,514